                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008.
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      4 Sloane Terrace
                 -------------------------------
                 London SW1X 9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     February 13, 2009
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
                                        --------------------

Form 13F Information Table Entry Total:         52
                                        --------------------

Form 13F Information Table Value Total:  361,804 (x $1,000)
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------
    03        28-12127                  Polygon Investment Partners HK Limited
    ------    -----------------         ---------------------------------------

FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS      SOLE SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
ACUSPHERE INC                 COM             00511R870       5     82819  SH       DEFINED    01:02:03     82819      0      0
ADVANCED MICRO DEVICES INC    COM             007903107     534    247400  SH  PUT  DEFINED    01:02:03    247400      0      0
AFFYMETRIX INC                NOTE 3.500% 1/1 00826TAG3    3873  10000000  PRN      DEFINED    01:02:03  10000000      0      0
AMGEN INC                     COM             031162100    9644    167000  SH  CALL DEFINED    01:02:03    167000      0      0
ANIXTER INTL INC              NOTE 7/0        035290AG0   18245  35000000  PRN      DEFINED    01:02:03  35000000      0      0
APEX SILVER MINES LTD         NOTE 2.875% 3/1 03760XAB7    2503  28709000  PRN      DEFINED    01:02:03  28709000      0      0
APEX SILVER MINES LTD         NOTE 4.000% 9/1 03760XAD3     972  11155000  PRN      DEFINED    01:02:03  11155000      0      0
CBIZ INC                      NOTE 3.125% 6/0 124805AB8    7504   8000000  PRN      DEFINED    01:02:03   8000000      0      0
CHARTER COMMUNICATIONS INC D  CL A            16117M107     163   2000000  SH       DEFINED    01:02:03   2000000      0      0
CHARTER COMMUNICATIONS INC D  NOTE 6.500%10/0 16117MAF4     189   6500000  PRN      DEFINED    01:02:03   6500000      0      0
COMPUCREDIT CORP              NOTE 5.875%11/3 20478NAD2    2070   7500000  PRN      DEFINED    01:02:03   7500000      0      0
DICKS SPORTING GOODS INC      NOTE 1.606% 2/1 253393AB8    7391  11000000  PRN      DEFINED    01:02:03  11000000      0      0
ENDEAVOR INTL CORP INC        NOTE 6.000% 1/1 29257MAB6    7259  12000000  PRN      DEFINED    01:02:03  12000000      0      0
ENDEAVOUR INTL CORP           COM             29259G101       5     10500   SH      DEFINED    01:02:03     10500      0      0
ENDO PHARMACEUTICALS HLDGS I  NOTE 1.750% 4/1 29264FAA4   16474  17000000  PRN      DEFINED    01:02:03  17000000      0      0
ENERGY CONVERSION DEVICES IN  NOTE 3.000% 6/1 292659AA7    1585   3143000  PRN      DEFINED    01:02:03   3143000      0      0
EQUINIX INC                   NOTE 3.000%10/1 29444UAG1    4665   7500000  PRN      DEFINED    01:02:03   7500000      0      0
EVERGREEN SOLAR INC           NOTE 4.000% 7/1 30033RAC2    1315   4000000  PRN      DEFINED    01:02:03   4000000      0      0
FLOTEK INDS INC DEL           COM             343389102     583    231601  SH       DEFINED    01:02:03    231601      0      0
FORD MTR CO DEL               COM PAR $0.01   345370860    3418   1493000  SH  PUT  DEFINED    01:02:03   1493000      0      0
FORD MTR CO DEL               NOTE 4.250%12/1 345370CF5   55124 205000000  PRN      DEFINED    01:02:03 205000000      0      0
GENCORP INC                   SDCV 2.250%11/1 368682AL4    3983   8500000  PRN      DEFINED    01:02:03   8500000      0      0
GENERAL MTRS CORP             COM             370442105     275     86000  SH  CALL DEFINED    01:02:03     86000      0      0
GENERAL MTRS CORP             COM             370442105    2464    770000  SH  PUT  DEFINED    01:02:03    770000      0      0
GENERAL MTRS CORP             DEB SR CV C 33  370442717    9690   3028300  PRN      DEFINED    01:02:03   3028300      0      0
GOODRICH PETE CORP            COM NEW         382410405    1869     62427  SH       DEFINED    01:02:03     62427      0      0
GREAT ATLANTIC & PAC TEA INC  NOTE 6.750%12/1 390064AK9    4605   8850000  PRN      DEFINED    01:02:03   8850000      0      0
GREATBATCH INC                SDCV 2.250% 6/1 39153LAB2    6844   8000000  PRN      DEFINED    01:02:03   8000000      0      0
HEADWATERS INC                NOTE 2.875% 6/0 42210PAB8    6300  12100000  PRN      DEFINED    01:02:03  12100000      0      0
HEADWATERS INC                NOTE 2.500% 2/0 42210PAD4    3844  10500000  PRN      DEFINED    01:02:03  10500000      0      0
HUTCHINSON TECHNOLOGY INC     NOTE 3.250% 1/1 448407AF3    6572  20000000  PRN      DEFINED    01:02:03  20000000      0      0
INTEL CORP                    COM             458140100    1612    110000  SH       DEFINED    01:02:03    110000      0      0
ISTAR FINL INC                FRNT 10/0       45031UBF7    2065   7000000  PRN      DEFINED    01:02:03   7000000      0      0
L-1 IDENTITY SOLUTIONS INC    COM             50212A106     300     44634  SH       DEFINED    01:02:03     44634      0      0
MASCO CORP                    NOTE 7/2        574599BB1    4495  10000000  PRN      DEFINED    01:02:03  10000000      0      0
MAXTOR CORP                   NOTE 2.375% 8/1 577729AE6   21537  35000000  PRN      DEFINED    01:02:03  35000000      0      0
MGIC INVT CORP WIS            COM             552848103     266     76600  SH  CALL DEFINED    01:02:03     76600      0      0
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0 595112AH6    2656   8000000  PRN      DEFINED    01:02:03   8000000      0      0
NATIONAL RETAIL PROPERTIES I  NOTE 5.125% 6/1 637417AC0    7717  10000000  PRN      DEFINED    01:02:03  10000000      0      0
OCWEN FINL CORP               NOTE 3.250% 8/0 675746AD3   19917  21360000  PRN      DEFINED    01:02:03  21360000      0      0
PRICELINE COM INC             NOTE 2.250% 1/1 741503AH9   14630   7500000  PRN      DEFINED    01:02:03   7500000      0      0
SAFEGUARD SCIENTIFICS INC     DBCV 2.625% 3/1 786449AG3    6925   9720000  PRN      DEFINED    01:02:03   9720000      0      0
SANDISK CORP                  NOTE 1.000% 5/1 80004CAC5   10695  25000000  PRN      DEFINED    01:02:03  25000000      0      0
SEACOR HOLDINGS INC           DBCV 2.875%12/1 811904AJ0   32236  32076000  PRN      DEFINED    01:02:03  32076000      0      0
SEMICONDUCTOR HLDRS TR        DEP RCPT        816636203   25798   1465000  PRN PUT  DEFINED    01:02:03   1465000      0      0
SOLARFUN POWER HOLDINGS CO L  SPONSORED ADR   83415U108     577    115328  SH       DEFINED    01:02:03    115328      0      0
SUNPOWER CORP                 COM CL A        867652109     520     14060  SH       DEFINED    01:02:03     14060      0      0
SUNPOWER CORP                 DBCV 1.250% 2/1 867652AA7    1514   2000000  PRN      DEFINED    01:02:03   2000000      0      0
TASEKO MINES LTD              COM             876511106     153    268983  SH       DEFINED    01:02:03    268983      0      0
TJX COS INC NEW               NOTE 2/1        872540AL3    8538  11068000  PRN      DEFINED    01:02:03  11068000      0      0
UNITED THERAPEUTICS CORP DEL  COM             91307C102    1219     19500  SH       DEFINED    01:02:03     19500      0      0
VECTOR GROUP LTD              DBCV 5.750% 6/1 92240MAL2    8467   9000000  PRN      DEFINED    01:02:03   9000000      0      0